Consolidated Statements Of Comprehensive Income (Parenthetical)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares
Number of Class A ordinary shares representing one American depositary shares (ADSs)	8	8	8